Intrepid Capital Management Funds Trust
Intrepid Disciplined Value Fund
Institutional Class (Not Available for Sale) / Investor Class (ICMCX)
Supplement dated June 4, 2018
 to the
Currently Effective Summary Prospectus, Statutory Prospectus and
Statement of Additional Information, each dated January 31, 2018

Effective as of May 18, 2018, Clay Kirkland, CFA, assumed lead responsibility for the day‑to‑day management of the portfolio of the Intrepid Disciplined Value Fund.  Mark Travis will continue to serve as a portfolio manager of the Intrepid Disciplined Value Fund.
Effective immediately, the following disclosures in the Summary Prospectus and Prospectus are hereby amended as follows:
The sub-section entitled “Summary Section—Intrepid Disciplined Value Fund—Management—Portfolio Manager” is revised as follows:
Portfolio Managers:  Clay Kirkland, CFA® has served as the portfolio manager of the Fund since 2018, and is a portfolio manager of the Adviser.  Mark Travis has served as part of the investment team of the Fund since 2017, and is the President of the Adviser.
The sub-section entitled “Management of the Funds” is revised in part as follows:
Mark Travis Intrepid Capital Fund Intrepid Disciplined Value Fund
Mark Travis is the lead portfolio manager of the Intrepid Capital Fund and is a member of the investment team of the Intrepid Disciplined Value Fund.  Mr. Travis is a founder and has been the President of the Adviser since 1994.  Prior to founding the firm, Mr. Travis was Vice President of the Consulting Group of Smith Barney and its predecessor firms for ten years.  Mr. Travis holds a BA in Economics from the University of Georgia.

Clay Kirkland, CFA® Intrepid Disciplined Value Fund
Clay Kirkland is the lead portfolio manager of the Intrepid Disciplined Value Fund.  Mr. Kirkland joined Intrepid Capital in 2012. He is a portfolio manager focusing primarily on mid-cap and large equity securities and previously spent time analyzing high yield fixed income investments and equity securities. A CFA Charterholder, Mr. Kirkland earned his MBA from Columbia Business School in 2011 and received his BS BA degree, cum laude, in Economics from Auburn University.

If you have any questions, please call the Intrepid Funds at 1-866-996-FUND (toll free).
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The date of this Supplement is June 4, 2018.
Please retain this Supplement for future reference.

Intrepid Capital Management Funds Trust
Intrepid Disciplined Value Fund
Institutional Class (Not Available for Sale) / Investor Class (ICMCX)
Supplement dated June 4, 2018
 to the
Currently Effective Statement of Additional Information dated January 31, 2018

Effective as of May 18, 2018, Clay Kirkland, CFA, assumed lead responsibility for the day‑to‑day management of the portfolio of the Intrepid Disciplined Value Fund.  Mark Travis will continue to serve as a portfolio manager of the Intrepid Disciplined Value Fund.

Effective immediately, disclosures in the Statement of Additional Information are hereby amended as follows:

The table displaying other accounts managed by the portfolio managers in the section entitled “Portfolio Managers” is amended in part to include the following:

	Number of Other Accounts Managed and Total Assets by Account Type			Number of Accounts and Total Assets for which Advisory Fee is Performance-Based
Name of Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

Clay Kirkland	0	0	0	0	0	0
	0	0	0	0	0	0

The table displaying portfolio manager compensation in the section entitled “Portfolio Managers” is amended in part to include the following:
Name of Portfolio Manager	Form of Compensation	Source of Compensation	Method Used to Determine Compensation (Including Any Differences in Method)
Clay Kirkland	Salary Bonus Restricted Stock	Intrepid Capital Management, Inc.

Mr. Kirkland’s’ salary is determined on an annual basis and it is a fixed amount throughout the year.  It is not based on the performance of the Funds or on the value of the assets held in the Funds’ portfolios.

Mr. Kirkland receives a bonus based on his
performance and the profitability of the Adviser.

Mr. Kirkland is eligible for grants of restricted stock, which typically vest over a 4-year period.  The equity awards are granted annually, if at all, and are granted by the Board of Directors of the Advisor based on individual contributions.

The table displaying Fund Shares beneficially owned by each portfolio manager in the section entitled “Portfolio Managers” is amended in part to include the following:
Fund / Portfolio Manager	Dollar Range of Shares Owned

Intrepid Capital Fund
Clay Kirkland	$0

Intrepid Endurance Fund
Clay Kirkland	$0

Intrepid Income Fund
Clay Kirkland	$10,001-$50,000

Intrepid Disciplined Value Fund
Clay Kirkland	$0

Intrepid International Fund
Clay Kirkland	$0

Intrepid Select Fund
Clay Kirkland	$0

If you have any questions, please call the Intrepid Funds at 1-866-996-FUND (toll free).
***
The date of this Supplement is June 4, 2018.
Please retain this Supplement for future reference.